VAT Receivable and Tax Credits - Summary of VAT Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Trade and other receivables [abstract]
Unfiled VAT receivable	$ 27,112	$ 30,654
Total VAT receivable	$ 27,112	$ 30,654